ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 2,706		$ 3,165		$ 2,903
Other comprehensive income (loss)		203		(221)		(195)
Ending balance		1,136		2,706		3,165
Accumulated other comprehensive income (loss)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(455)	[1]	(414)	[1]	(370)	[2]
Other comprehensive income (loss)		47	[1]	(41)	[1]	(44)	[2]
Ending balance	[1]	(408)		(455)		(414)
Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(371)		(343)		(340)
Other comprehensive income (loss)		(69)		(28)		(3)
Ending balance		(440)		(371)		(343)
Other
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(84)		(71)		(30)
Other comprehensive income (loss)		116		(13)		(41)
Ending balance		$ 32		$ (84)		$ (71)

[1]	See Note 18 for additional information.
[2]	See Note 18 for additional information.